Assets and liabilities held for sale (Tables)	6 Months Ended
Sep. 30, 2020
Assets and liabilities held for sale
Schedule of assets and liabilities held for sale

	30 September	31 March
	2020	2020
	€m	€m
Non-current assets
Goodwill	100	107
Other intangible assets	367	379
Property, plant and equipment	969	916
Investments in associates and joint ventures	299	(412)
Trade and other receivables	12	15
	1,747	1,005

Current assets
Inventory	14	13
Taxation recoverable	3	3
Trade and other receivables	274	313
Cash and cash equivalents	274	273
	565	602
Total assets held for sale	2,312	1,607

Non-current liabilities
Long-term borrowings	52	57
Deferred tax liabilities	83	60
Provisions	3	5
	138	122

Current liabilities
Short-term borrowings	175	150
Taxation liabilities	52	116
Provisions	36	29
Trade and other payables	567	634
	830	929
Total liabilities held for sale	968	1,051